Label		Element	Value
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 36 and 38 of the Prospectus and "Additional Purchase and Redemption Information" on page 50 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	60.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes, if any) in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies, which we define as companies within the range of the Russell 2500™ Index at the time of purchase. The market capitalization range of the Russell 2500™ Index was $103 million to $11.52 billion as of June 30, 2015, and is expected to change frequently.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their estimated intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the value is no longer compelling relative to the alternatives. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	(Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009         +18.34%

Lowest Quarter: 4th Quarter 2008     -26.90%

Year-to-date total return as of 6/30/2015 is +4.44%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.22%
5 Years		rr_AverageAnnualReturnYear05	14.26%
10 Years		rr_AverageAnnualReturnYear10	6.89%
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	[2]	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.42%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 710
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	998
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,306
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,178
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2005		rr_AnnualReturn2005	(0.64%)
Annual Return 2006		rr_AnnualReturn2006	18.43%
Annual Return 2007		rr_AnnualReturn2007	(4.79%)
Annual Return 2008		rr_AnnualReturn2008	(34.33%)
Annual Return 2009		rr_AnnualReturn2009	25.51%
Annual Return 2010		rr_AnnualReturn2010	19.63%
Annual Return 2011		rr_AnnualReturn2011	(8.14%)
Annual Return 2012		rr_AnnualReturn2012	22.11%
Annual Return 2013		rr_AnnualReturn2013	34.53%
Annual Return 2014		rr_AnnualReturn2014	6.99%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +4.44%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.44%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.34%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(26.90%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	0.85%
5 Years		rr_AverageAnnualReturnYear05	12.73%
10 Years		rr_AverageAnnualReturnYear10	5.33%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund) | Class A | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	0.85%
5 Years		rr_AverageAnnualReturnYear05	12.73%
10 Years		rr_AverageAnnualReturnYear10	4.83%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	0.48%
5 Years		rr_AverageAnnualReturnYear05	10.20%
10 Years		rr_AverageAnnualReturnYear10	4.09%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.17%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 319
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	678
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,164
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,502
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	678
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,164
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,502
1 Year		rr_AverageAnnualReturnYear01	5.21%
5 Years		rr_AverageAnnualReturnYear05	13.23%
10 Years		rr_AverageAnnualReturnYear10	5.21%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 36 and 38 of the Prospectus and "Additional Purchase and Redemption Information" on page 50 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	9.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500™ Index at the time of purchase. The market capitalization range of the Russell 2500™ Index was $103 million to $11.52 billion as of June 30, 2015, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	(Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2009   +21.91%

Lowest Quarter: 4th Quarter 2008   -24.91%

Year-to-date total return as of 6/30/2015 is -2.01%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.22%
5 Years		rr_AverageAnnualReturnYear05	14.26%
10 Years		rr_AverageAnnualReturnYear10	6.89%
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Small Cap Value Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	[2]	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.81%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.32%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	[4]	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 700
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	967
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,255
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,072
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2005		rr_AnnualReturn2005	14.82%
Annual Return 2006		rr_AnnualReturn2006	12.92%
Annual Return 2007		rr_AnnualReturn2007	10.26%
Annual Return 2008		rr_AnnualReturn2008	(38.37%)
Annual Return 2009		rr_AnnualReturn2009	51.78%
Annual Return 2010		rr_AnnualReturn2010	19.36%
Annual Return 2011		rr_AnnualReturn2011	(7.58%)
Annual Return 2012		rr_AnnualReturn2012	13.14%
Annual Return 2013		rr_AnnualReturn2013	14.96%
Annual Return 2014		rr_AnnualReturn2014	3.48%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is -2.01%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(2.01%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	21.91%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(24.91%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	(2.47%)
5 Years		rr_AverageAnnualReturnYear05	6.95%
10 Years		rr_AverageAnnualReturnYear10	6.47%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2000
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Small Cap Value Fund) | Class A | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(6.67%)
5 Years		rr_AverageAnnualReturnYear05	5.30%
10 Years		rr_AverageAnnualReturnYear10	5.08%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2000
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Small Cap Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	1.52%
5 Years		rr_AverageAnnualReturnYear05	5.41%
10 Years		rr_AverageAnnualReturnYear10	5.26%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2000
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Small Cap Value Fund) | Class B
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees		rr_ManagementFeesOverAssets	0.81%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.07%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	[4]	rr_NetExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 708
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	947
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,312
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,116
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	647
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,112
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,116
1 Year		rr_AverageAnnualReturnYear01	(2.29%)
5 Years		rr_AverageAnnualReturnYear05	7.11%
10 Years		rr_AverageAnnualReturnYear10	6.53%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2000
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Small Cap Value Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.81%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.07%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	[4]	rr_NetExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 308
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	647
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,112
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,398
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	647
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,112
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,398
1 Year		rr_AverageAnnualReturnYear01	1.73%
5 Years		rr_AverageAnnualReturnYear05	7.42%
10 Years		rr_AverageAnnualReturnYear10	6.30%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2000
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Small/Mid Cap Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 36 and 38 of the Prospectus and "Additional Purchase and Redemption Information" on page 50 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	33.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies; and

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500™ Index at the time of purchase. The market capitalization range of the Russell 2500™ Index was $103 million to $11.52 billion as of June 30, 2015, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	(Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2009   +25.43%

Lowest Quarter: 4th Quarter 2008   -30.55%

Year-to-date total return as of 6/30/2015 is -0.86%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Small/Mid Cap Value Fund) | Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	7.11%
5 Years		rr_AverageAnnualReturnYear05	15.48%
10 Years		rr_AverageAnnualReturnYear10	7.91%
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Small/Mid Cap Value Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	[2]	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.43%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	[5]	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 706
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	995
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,305
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,184
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2005		rr_AnnualReturn2005	13.32%
Annual Return 2006		rr_AnnualReturn2006	13.41%
Annual Return 2007		rr_AnnualReturn2007	(1.00%)
Annual Return 2008		rr_AnnualReturn2008	(43.90%)
Annual Return 2009		rr_AnnualReturn2009	61.03%
Annual Return 2010		rr_AnnualReturn2010	18.61%
Annual Return 2011		rr_AnnualReturn2011	(8.64%)
Annual Return 2012		rr_AnnualReturn2012	11.01%
Annual Return 2013		rr_AnnualReturn2013	13.46%
Annual Return 2014		rr_AnnualReturn2014	(5.03%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is -0.86%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.86%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	25.43%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(30.55%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	(10.52%)
5 Years		rr_AverageAnnualReturnYear05	4.09%
10 Years		rr_AverageAnnualReturnYear10	3.45%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Small/Mid Cap Value Fund) | Class A | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(16.93%)
5 Years		rr_AverageAnnualReturnYear05	2.19%
10 Years		rr_AverageAnnualReturnYear10	2.19%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Small/Mid Cap Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(2.22%)
5 Years		rr_AverageAnnualReturnYear05	2.98%
10 Years		rr_AverageAnnualReturnYear10	2.66%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Small/Mid Cap Value Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.18%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	[5]	rr_NetExpensesOverAssets	2.11%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 314
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	675
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,163
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,508
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	214
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	675
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,163
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,508
1 Year		rr_AverageAnnualReturnYear01	(6.65%)
5 Years		rr_AverageAnnualReturnYear05	4.55%
10 Years		rr_AverageAnnualReturnYear10	3.36%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Special Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 36 and 38 of the Prospectus and "Additional Purchase and Redemption Information" on page 50 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	79.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was $103 million to $4.71 billion as of June 30, 2015, and is expected to change frequently.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies; which we define as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	(Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2009   +23.78%

Lowest Quarter: 4th Quarter 2008   -26.08%

Year-to-date total return as of 6/30/2015 is +2.99%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Special Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.22%
5 Years		rr_AverageAnnualReturnYear05	14.26%
10 Years		rr_AverageAnnualReturnYear10	6.89%
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Special Small Cap Value Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	[2]	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.84%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.35%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[6]	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 705
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	978
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,272
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,105
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class A (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2005		rr_AnnualReturn2005	10.43%
Annual Return 2006		rr_AnnualReturn2006	21.41%
Annual Return 2007		rr_AnnualReturn2007	(8.09%)
Annual Return 2008		rr_AnnualReturn2008	(31.75%)
Annual Return 2009		rr_AnnualReturn2009	29.86%
Annual Return 2010		rr_AnnualReturn2010	22.60%
Annual Return 2011		rr_AnnualReturn2011	(2.15%)
Annual Return 2012		rr_AnnualReturn2012	13.45%
Annual Return 2013		rr_AnnualReturn2013	38.07%
Annual Return 2014		rr_AnnualReturn2014	7.36%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +2.99%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.99%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	23.78%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(26.08%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	1.20%
5 Years		rr_AverageAnnualReturnYear05	13.71%
10 Years		rr_AverageAnnualReturnYear10	7.58%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	May 07, 1993
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Special Small Cap Value Fund) | Class A | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(3.63%)
5 Years		rr_AverageAnnualReturnYear05	12.26%
10 Years		rr_AverageAnnualReturnYear10	6.07%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	May 07, 1993
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Special Small Cap Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	2.98%
5 Years		rr_AverageAnnualReturnYear05	10.75%
10 Years		rr_AverageAnnualReturnYear10	6.00%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	May 07, 1993
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Special Small Cap Value Fund) | Class B
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees		rr_ManagementFeesOverAssets	0.84%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.10%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[6]	rr_NetExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 713
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	958
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,329
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,150
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,150
1 Year		rr_AverageAnnualReturnYear01	2.20%
5 Years		rr_AverageAnnualReturnYear05	13.98%
10 Years		rr_AverageAnnualReturnYear10	7.66%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Mar. 26, 1999
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Special Small Cap Value Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.84%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.10%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[6]	rr_NetExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 313
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	658
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,129
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,431
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,431
1 Year		rr_AverageAnnualReturnYear01	5.57%
5 Years		rr_AverageAnnualReturnYear05	14.21%
10 Years		rr_AverageAnnualReturnYear10	7.41%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Dec. 12, 2000
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Traditional Small Cap Growth Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 36 and 38 of the Prospectus and "Additional Purchase and Redemption Information" on page 50 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	73.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was $103 million to $4.71 billion as of June 30, 2015, and is expected to change frequently.

The core of our research process is the rigorous analysis of each portfolio candidate to identify superior opportunities in each of three categories: First, we develop a strong multi-year investment thesis for each company. Next, we identify catalysts that will drive long-term sustainable earnings growth in excess of current market expectations. Lastly, we look for attractive valuations that do not fully reflect the company's long term growth potential. Once each of these three categories is satisfied (thesis, catalysts, and valuation), a company is added to the portfolio. We sell stocks if our thesis or valuation is fully reflected in the stock price, if we recognize deterioration in thesis or a change in catalysts, or if an alternate stock with superior attributes has been identified.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	(Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009   +22.45%

Lowest Quarter: 4th Quarter 2008   -26.57%

Year-to-date total return as of 6/30/2015 is +4.66%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	5.60%
5 Years		rr_AverageAnnualReturnYear05	16.80%
10 Years		rr_AverageAnnualReturnYear10	8.54%
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	[2]	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.42%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	[7]	rr_NetExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 703
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	990
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,299
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,172
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2005		rr_AnnualReturn2005	6.19%
Annual Return 2006		rr_AnnualReturn2006	10.51%
Annual Return 2007		rr_AnnualReturn2007	10.64%
Annual Return 2008		rr_AnnualReturn2008	(41.79%)
Annual Return 2009		rr_AnnualReturn2009	40.94%
Annual Return 2010		rr_AnnualReturn2010	27.22%
Annual Return 2011		rr_AnnualReturn2011	(5.05%)
Annual Return 2012		rr_AnnualReturn2012	13.61%
Annual Return 2013		rr_AnnualReturn2013	43.54%
Annual Return 2014		rr_AnnualReturn2014	2.14%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +4.66%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.66%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	22.45%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(26.57%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	(3.75%)
5 Years		rr_AverageAnnualReturnYear05	13.65%
10 Years		rr_AverageAnnualReturnYear10	7.28%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jun. 05, 1995
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Class A | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(8.38%)
5 Years		rr_AverageAnnualReturnYear05	11.66%
10 Years		rr_AverageAnnualReturnYear10	5.70%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jun. 05, 1995
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	0.18%
5 Years		rr_AverageAnnualReturnYear05	10.71%
10 Years		rr_AverageAnnualReturnYear10	5.78%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jun. 05, 1995
(WFA Small to Mid Cap Stock Funds - Classes A, B and C) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.17%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	[7]	rr_NetExpensesOverAssets	2.08%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 311
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	670
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,156
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,496
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	211
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	670
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,156
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,496
1 Year		rr_AverageAnnualReturnYear01	0.46%
5 Years		rr_AverageAnnualReturnYear05	14.17%
10 Years		rr_AverageAnnualReturnYear10	7.13%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[8]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	60.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes, if any) in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies, which we define as companies within the range of the Russell 2500™ Index at the time of purchase. The market capitalization range of the Russell 2500™ Index was $103 million to $11.52 billion as of June 30, 2015, and is expected to change frequently.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their estimated intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the value is no longer compelling relative to the alternatives. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009   +18.50%

Lowest Quarter: 4th Quarter 2008   -26.87%

Year-to-date total return as of 6/30/2015 is +4.56%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.22%
5 Years		rr_AverageAnnualReturnYear05	14.26%
10 Years		rr_AverageAnnualReturnYear10	6.89%
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.34%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	[9]	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	722
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,601
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Annual Return 2005		rr_AnnualReturn2005	(0.34%)
Annual Return 2006		rr_AnnualReturn2006	18.89%
Annual Return 2007		rr_AnnualReturn2007	(4.53%)
Annual Return 2008		rr_AnnualReturn2008	(34.15%)
Annual Return 2009		rr_AnnualReturn2009	25.83%
Annual Return 2010		rr_AnnualReturn2010	19.98%
Annual Return 2011		rr_AnnualReturn2011	(7.94%)
Annual Return 2012		rr_AnnualReturn2012	22.37%
Annual Return 2013		rr_AnnualReturn2013	34.87%
Annual Return 2014		rr_AnnualReturn2014	7.22%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +4.56%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.56%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.50%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(26.87%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	7.22%
5 Years		rr_AverageAnnualReturnYear05	14.34%
10 Years		rr_AverageAnnualReturnYear10	6.24%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund) | Administrator Class | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	7.22%
5 Years		rr_AverageAnnualReturnYear05	14.34%
10 Years		rr_AverageAnnualReturnYear10	5.73%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.09%
5 Years		rr_AverageAnnualReturnYear05	11.55%
10 Years		rr_AverageAnnualReturnYear10	4.85%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Small Cap Opportunities Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[8]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	60.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies, which we define as companies within the range of the Russell 2500™ Index at the time of purchase. The market capitalization range of the Russell 2500™ Index was $103 million to $11.5 billion as of June 30, 2015, and is expected to change frequently. The securities in which we invest include common stocks, securities convertible into common stocks and, subject to special limitations, rights or warrants to subscribe for or purchase common stocks. We also may invest to a limited degree in non-convertible debt securities and preferred stocks. Furthermore, we may use futures or options to manage cash.

We actively manage a diversified portfolio of securities of companies that we believe can generate above-average earnings growth and reasonable valuations relative to the company's historical position and competitive peer group. We use a bottom-up fundamental research driven process in our stock selection. In selecting securities for the Fund, we focus on three categories of issuers: (i) companies that have a strong potential for growth that we believe has not been entirely reflected in the stock price; (ii) companies that have a moderate potential for growth, but have recurring revenues, earnings or cash flows and a greater potential for relative stock price stability during periods of market turbulence; and (iii) companies that have experienced a disruption in growth but that have implemented changes that we believe position them for strong potential future growth.

We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity, or when a company's fundamentals change (product failure, change in management, margin compression and/or change to the competitive landscape). We will also consider selling a stock if the stock's price target has been met.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009   +19.83%

Lowest Quarter: 4th Quarter 2008   -24.06%

Year-to-date total return as of 6/30/2015 is +4.66%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Small Cap Opportunities Fund) | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.89%
5 Years		rr_AverageAnnualReturnYear05	15.55%
10 Years		rr_AverageAnnualReturnYear10	7.77%
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Small Cap Opportunities Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.28%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	[10]	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	399
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	696
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,539
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Annual Return 2005		rr_AnnualReturn2005	6.36%
Annual Return 2006		rr_AnnualReturn2006	21.79%
Annual Return 2007		rr_AnnualReturn2007	11.07%
Annual Return 2008		rr_AnnualReturn2008	(32.23%)
Annual Return 2009		rr_AnnualReturn2009	33.82%
Annual Return 2010		rr_AnnualReturn2010	20.83%
Annual Return 2011		rr_AnnualReturn2011	(4.40%)
Annual Return 2012		rr_AnnualReturn2012	12.54%
Annual Return 2013		rr_AnnualReturn2013	34.82%
Annual Return 2014		rr_AnnualReturn2014	8.71%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +4.66%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.66%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	19.83%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(24.06%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	8.71%
5 Years		rr_AverageAnnualReturnYear05	13.76%
10 Years		rr_AverageAnnualReturnYear10	9.53%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Aug. 01, 1993
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Small Cap Opportunities Fund) | Administrator Class | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(2.57%)
5 Years		rr_AverageAnnualReturnYear05	9.89%
10 Years		rr_AverageAnnualReturnYear10	6.80%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Aug. 01, 1993
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Small Cap Opportunities Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	12.35%
5 Years		rr_AverageAnnualReturnYear05	10.63%
10 Years		rr_AverageAnnualReturnYear10	7.39%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Aug. 01, 1993
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[8]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	9.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500™ Index at the time of purchase. The market capitalization range of the Russell 2500™ Index was $103 million to $11.52 billion as of June 30, 2015, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2009   +21.99%

Lowest Quarter: 4th Quarter 2008   -24.83%

Year-to-date total return as of 6/30/2015 is -1.92%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.22%
5 Years		rr_AverageAnnualReturnYear05	14.26%
10 Years		rr_AverageAnnualReturnYear10	6.89%
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Small Cap Value Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.81%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.24%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	[11]	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	380
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	668
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,488
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Annual Return 2005		rr_AnnualReturn2005	14.83%
Annual Return 2006		rr_AnnualReturn2006	12.80%
Annual Return 2007		rr_AnnualReturn2007	10.33%
Annual Return 2008		rr_AnnualReturn2008	(38.17%)
Annual Return 2009		rr_AnnualReturn2009	52.36%
Annual Return 2010		rr_AnnualReturn2010	19.65%
Annual Return 2011		rr_AnnualReturn2011	(7.43%)
Annual Return 2012		rr_AnnualReturn2012	13.40%
Annual Return 2013		rr_AnnualReturn2013	15.17%
Annual Return 2014		rr_AnnualReturn2014	3.71%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is -1.92%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(1.92%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	21.99%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(24.83%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	3.71%
5 Years		rr_AverageAnnualReturnYear05	8.45%
10 Years		rr_AverageAnnualReturnYear10	7.28%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Small Cap Value Fund) | Administrator Class | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(0.47%)
5 Years		rr_AverageAnnualReturnYear05	6.80%
10 Years		rr_AverageAnnualReturnYear10	5.88%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Small Cap Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	5.15%
5 Years		rr_AverageAnnualReturnYear05	6.63%
10 Years		rr_AverageAnnualReturnYear10	5.94%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Small/Mid Cap Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[8]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	33.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies; and

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500™ Index at the time of purchase. The market capitalization range of the Russell 2500™ Index was $103 million to $11.52 billion as of June 30, 2015, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2009   +25.53%

Lowest Quarter: 4th Quarter 2008   -30.45%

Year-to-date total return as of 6/30/2015 is -0.75%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Small/Mid Cap Value Fund) | Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	7.11%
5 Years		rr_AverageAnnualReturnYear05	15.48%
10 Years		rr_AverageAnnualReturnYear10	7.91%
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Small/Mid Cap Value Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.35%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	[12]	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	721
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,607
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Annual Return 2005		rr_AnnualReturn2005	13.62%
Annual Return 2006		rr_AnnualReturn2006	13.91%
Annual Return 2007		rr_AnnualReturn2007	(0.67%)
Annual Return 2008		rr_AnnualReturn2008	(43.74%)
Annual Return 2009		rr_AnnualReturn2009	61.38%
Annual Return 2010		rr_AnnualReturn2010	18.91%
Annual Return 2011		rr_AnnualReturn2011	(8.41%)
Annual Return 2012		rr_AnnualReturn2012	11.31%
Annual Return 2013		rr_AnnualReturn2013	13.68%
Annual Return 2014		rr_AnnualReturn2014	(4.75%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is -0.75%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.75%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	25.53%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(30.45%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	(4.75%)
5 Years		rr_AverageAnnualReturnYear05	5.59%
10 Years		rr_AverageAnnualReturnYear10	4.36%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Small/Mid Cap Value Fund) | Administrator Class | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(11.43%)
5 Years		rr_AverageAnnualReturnYear05	3.68%
10 Years		rr_AverageAnnualReturnYear10	3.09%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Small/Mid Cap Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	1.20%
5 Years		rr_AverageAnnualReturnYear05	4.18%
10 Years		rr_AverageAnnualReturnYear10	3.40%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Special Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[8]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	79.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was $103 million to $4.71 billion as of June 30, 2015, and is expected to change frequently.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies; which we define as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2009   +23.80%

Lowest Quarter: 4th Quarter 2008   -26.02%

Year-to-date total return as of 6/30/2015 is +3.09%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Special Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.22%
5 Years		rr_AverageAnnualReturnYear05	14.26%
10 Years		rr_AverageAnnualReturnYear10	6.89%
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Special Small Cap Value Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.84%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.27%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	[13]	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	691
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,529
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Annual Return 2005		rr_AnnualReturn2005	10.78%
Annual Return 2006		rr_AnnualReturn2006	21.70%
Annual Return 2007		rr_AnnualReturn2007	(7.86%)
Annual Return 2008		rr_AnnualReturn2008	(31.59%)
Annual Return 2009		rr_AnnualReturn2009	30.19%
Annual Return 2010		rr_AnnualReturn2010	22.96%
Annual Return 2011		rr_AnnualReturn2011	(1.91%)
Annual Return 2012		rr_AnnualReturn2012	13.71%
Annual Return 2013		rr_AnnualReturn2013	38.39%
Annual Return 2014		rr_AnnualReturn2014	7.65%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +3.09%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	3.09%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	23.80%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(26.02%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	7.65%
5 Years		rr_AverageAnnualReturnYear05	15.36%
10 Years		rr_AverageAnnualReturnYear10	8.50%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 23, 1996
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Special Small Cap Value Fund) | Administrator Class | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	2.52%
5 Years		rr_AverageAnnualReturnYear05	13.91%
10 Years		rr_AverageAnnualReturnYear10	6.96%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 23, 1996
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Special Small Cap Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	6.73%
5 Years		rr_AverageAnnualReturnYear05	12.14%
10 Years		rr_AverageAnnualReturnYear10	6.76%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 23, 1996
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Traditional Small Cap Growth Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[8]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	73.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was $103 million to $4.71 billion as of June 30, 2015, and is expected to change frequently.

The core of our research process is the rigorous analysis of each portfolio candidate to identify superior opportunities in each of three categories: First, we develop a strong multi-year investment thesis for each company. Next, we identify catalysts that will drive long-term sustainable earnings growth in excess of current market expectations. Lastly, we look for attractive valuations that do not fully reflect the company's long term growth potential. Once each of these three categories is satisfied (thesis, catalysts, and valuation), a company is added to the portfolio. We sell stocks if our thesis or valuation is fully reflected in the stock price, if we recognize deterioration in thesis or a change in catalysts, or if an alternate stock with superior attributes has been identified.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009   +22.55%

Lowest Quarter: 4th Quarter 2008   -26.55%

Year-to-date total return as of 6/30/2015 is +4.64%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	5.60%
5 Years		rr_AverageAnnualReturnYear05	16.80%
10 Years		rr_AverageAnnualReturnYear10	8.54%
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.34%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	[14]	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	411
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	721
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,600
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Annual Return 2005		rr_AnnualReturn2005	6.33%
Annual Return 2006		rr_AnnualReturn2006	10.51%
Annual Return 2007		rr_AnnualReturn2007	10.77%
Annual Return 2008		rr_AnnualReturn2008	(41.79%)
Annual Return 2009		rr_AnnualReturn2009	41.01%
Annual Return 2010		rr_AnnualReturn2010	27.30%
Annual Return 2011		rr_AnnualReturn2011	(4.94%)
Annual Return 2012		rr_AnnualReturn2012	13.78%
Annual Return 2013		rr_AnnualReturn2013	43.74%
Annual Return 2014		rr_AnnualReturn2014	2.34%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +4.64%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.64%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	22.55%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(26.55%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	2.34%
5 Years		rr_AverageAnnualReturnYear05	15.16%
10 Years		rr_AverageAnnualReturnYear10	8.03%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Administrator Class | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(2.29%)
5 Years		rr_AverageAnnualReturnYear05	13.26%
10 Years		rr_AverageAnnualReturnYear10	6.50%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	3.63%
5 Years		rr_AverageAnnualReturnYear05	11.99%
10 Years		rr_AverageAnnualReturnYear10	6.40%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[15]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	60.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes, if any) in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies, which we define as companies within the range of the Russell 2500™ Index at the time of purchase. The market capitalization range of the Russell 2500™ Index was $103 million to $11.52 billion as of June 30, 2015, and is expected to change frequently.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their estimated intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the value is no longer compelling relative to the alternatives. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009   +18.55%

Lowest Quarter: 4th Quarter 2008   -26.76%

Year-to-date total return as of 6/30/2015 is +4.67%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.22%
5 Years		rr_AverageAnnualReturnYear05	14.26%
10 Years		rr_AverageAnnualReturnYear10	6.89%
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.09%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	[16]	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	339
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	593
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,322
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Annual Return 2005		rr_AnnualReturn2005	(0.28%)
Annual Return 2006		rr_AnnualReturn2006	19.19%
Annual Return 2007		rr_AnnualReturn2007	(4.37%)
Annual Return 2008		rr_AnnualReturn2008	(33.97%)
Annual Return 2009		rr_AnnualReturn2009	26.04%
Annual Return 2010		rr_AnnualReturn2010	20.20%
Annual Return 2011		rr_AnnualReturn2011	(7.76%)
Annual Return 2012		rr_AnnualReturn2012	22.67%
Annual Return 2013		rr_AnnualReturn2013	35.19%
Annual Return 2014		rr_AnnualReturn2014	7.44%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +4.67%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.67%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.55%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(26.76%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	7.44%
5 Years		rr_AverageAnnualReturnYear05	14.59%
10 Years		rr_AverageAnnualReturnYear10	6.45%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund) | Institutional Class | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	7.26%
5 Years		rr_AverageAnnualReturnYear05	14.54%
10 Years		rr_AverageAnnualReturnYear10	5.91%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.21%
5 Years		rr_AverageAnnualReturnYear05	11.74%
10 Years		rr_AverageAnnualReturnYear10	5.00%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Small Cap Opportunities Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[15]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	60.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies, which we define as companies within the range of the Russell 2500™ Index at the time of purchase. The market capitalization range of the Russell 2500™ Index was $103 million to $11.5 billion as of June 30, 2015, and is expected to change frequently. The securities in which we invest include common stocks, securities convertible into common stocks and, subject to special limitations, rights or warrants to subscribe for or purchase common stocks. We also may invest to a limited degree in non-convertible debt securities and preferred stocks. Furthermore, we may use futures or options to manage cash.

We actively manage a diversified portfolio of securities of companies that we believe can generate above-average earnings growth and reasonable valuations relative to the company's historical position and competitive peer group. We use a bottom-up fundamental research driven process in our stock selection. In selecting securities for the Fund, we focus on three categories of issuers: (i) companies that have a strong potential for growth that we believe has not been entirely reflected in the stock price; (ii) companies that have a moderate potential for growth, but have recurring revenues, earnings or cash flows and a greater potential for relative stock price stability during periods of market turbulence; and (iii) companies that have experienced a disruption in growth but that have implemented changes that we believe position them for strong potential future growth.

We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity, or when a company's fundamentals change (product failure, change in management, margin compression and/or change to the competitive landscape). We will also consider selling a stock if the stock's price target has been met.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009   +19.83%

Lowest Quarter: 4th Quarter 2008   -24.06%

Year-to-date total return as of 6/30/2015 is +4.78%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Small Cap Opportunities Fund) | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.89%
5 Years		rr_AverageAnnualReturnYear05	15.55%
10 Years		rr_AverageAnnualReturnYear10	7.77%
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Small Cap Opportunities Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.03%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	[17]	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	321
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	562
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,253
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Annual Return 2005		rr_AnnualReturn2005	6.36%
Annual Return 2006		rr_AnnualReturn2006	21.79%
Annual Return 2007		rr_AnnualReturn2007	11.07%
Annual Return 2008		rr_AnnualReturn2008	(32.23%)
Annual Return 2009		rr_AnnualReturn2009	33.82%
Annual Return 2010		rr_AnnualReturn2010	20.83%
Annual Return 2011		rr_AnnualReturn2011	(4.40%)
Annual Return 2012		rr_AnnualReturn2012	12.54%
Annual Return 2013		rr_AnnualReturn2013	34.82%
Annual Return 2014		rr_AnnualReturn2014	8.78%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +4.78%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.78%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	19.83%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(24.06%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	8.78%
5 Years		rr_AverageAnnualReturnYear05	13.77%
10 Years		rr_AverageAnnualReturnYear10	9.54%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Small Cap Opportunities Fund) | Institutional Class | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(2.50%)
5 Years		rr_AverageAnnualReturnYear05	9.91%
10 Years		rr_AverageAnnualReturnYear10	6.80%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Small Cap Opportunities Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	12.39%
5 Years		rr_AverageAnnualReturnYear05	10.64%
10 Years		rr_AverageAnnualReturnYear10	7.40%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[15]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	9.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500™ Index at the time of purchase. The market capitalization range of the Russell 2500™ Index was $103 million to $11.52 billion as of June 30, 2015, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2009   +22.04%

Lowest Quarter: 4th Quarter 2008   -24.80%

Year-to-date total return as of 6/30/2015 is -1.82%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.22%
5 Years		rr_AverageAnnualReturnYear05	14.26%
10 Years		rr_AverageAnnualReturnYear10	6.89%
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Small Cap Value Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.81%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.99%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	[18]	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	538
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,205
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Annual Return 2005		rr_AnnualReturn2005	15.03%
Annual Return 2006		rr_AnnualReturn2006	12.99%
Annual Return 2007		rr_AnnualReturn2007	10.52%
Annual Return 2008		rr_AnnualReturn2008	(38.06%)
Annual Return 2009		rr_AnnualReturn2009	52.61%
Annual Return 2010		rr_AnnualReturn2010	19.84%
Annual Return 2011		rr_AnnualReturn2011	(7.21%)
Annual Return 2012		rr_AnnualReturn2012	13.63%
Annual Return 2013		rr_AnnualReturn2013	15.41%
Annual Return 2014		rr_AnnualReturn2014	3.90%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is -1.82%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(1.82%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	22.04%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(24.80%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	3.90%
5 Years		rr_AverageAnnualReturnYear05	8.66%
10 Years		rr_AverageAnnualReturnYear10	7.48%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Small Cap Value Fund) | Institutional Class | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(0.57%)
5 Years		rr_AverageAnnualReturnYear05	6.93%
10 Years		rr_AverageAnnualReturnYear10	6.03%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Small Cap Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	5.23%
5 Years		rr_AverageAnnualReturnYear05	6.77%
10 Years		rr_AverageAnnualReturnYear10	6.09%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Small/Mid Cap Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[15]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	33.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies; and

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500™ Index at the time of purchase. The market capitalization range of the Russell 2500™ Index was $103 million to $11.52 billion as of June 30, 2015, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2009   +25.52%

Lowest Quarter: 4th Quarter 2008   -30.46%

Year-to-date total return as of 6/30/2015 is -0.66%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Small/Mid Cap Value Fund) | Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	7.11%
5 Years		rr_AverageAnnualReturnYear05	15.48%
10 Years		rr_AverageAnnualReturnYear10	7.91%
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Small/Mid Cap Value Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.10%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	[19]	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	336
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	593
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,328
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Annual Return 2005		rr_AnnualReturn2005	13.62%
Annual Return 2006		rr_AnnualReturn2006	13.97%
Annual Return 2007		rr_AnnualReturn2007	(0.51%)
Annual Return 2008		rr_AnnualReturn2008	(43.65%)
Annual Return 2009		rr_AnnualReturn2009	61.72%
Annual Return 2010		rr_AnnualReturn2010	19.20%
Annual Return 2011		rr_AnnualReturn2011	(8.29%)
Annual Return 2012		rr_AnnualReturn2012	11.58%
Annual Return 2013		rr_AnnualReturn2013	13.87%
Annual Return 2014		rr_AnnualReturn2014	(4.54%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is -0.66%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.66%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	25.52%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(30.46%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	(4.54%)
5 Years		rr_AverageAnnualReturnYear05	5.81%
10 Years		rr_AverageAnnualReturnYear10	4.53%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Aug. 31, 2006
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Small/Mid Cap Value Fund) | Institutional Class | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(11.21%)
5 Years		rr_AverageAnnualReturnYear05	3.87%
10 Years		rr_AverageAnnualReturnYear10	3.24%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Aug. 31, 2006
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Small/Mid Cap Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	1.30%
5 Years		rr_AverageAnnualReturnYear05	4.35%
10 Years		rr_AverageAnnualReturnYear10	3.53%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Aug. 31, 2006
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Special Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[15]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	79.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was $103 million to $4.71 billion as of June 30, 2015, and is expected to change frequently.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies; which we define as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2009   +23.80%

Lowest Quarter: 4th Quarter 2008   -26.02%

Year-to-date total return as of 6/30/2015 is +3.17%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Special Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.22%
5 Years		rr_AverageAnnualReturnYear05	14.26%
10 Years		rr_AverageAnnualReturnYear10	6.89%
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Special Small Cap Value Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.84%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.02%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	[20]	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	556
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,241
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Annual Return 2005		rr_AnnualReturn2005	10.78%
Annual Return 2006		rr_AnnualReturn2006	21.70%
Annual Return 2007		rr_AnnualReturn2007	(7.86%)
Annual Return 2008		rr_AnnualReturn2008	(31.59%)
Annual Return 2009		rr_AnnualReturn2009	30.19%
Annual Return 2010		rr_AnnualReturn2010	22.96%
Annual Return 2011		rr_AnnualReturn2011	(1.73%)
Annual Return 2012		rr_AnnualReturn2012	13.92%
Annual Return 2013		rr_AnnualReturn2013	38.59%
Annual Return 2014		rr_AnnualReturn2014	7.82%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +3.17%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	3.17%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	23.80%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(26.02%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	7.82%
5 Years		rr_AverageAnnualReturnYear05	15.52%
10 Years		rr_AverageAnnualReturnYear10	8.57%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Special Small Cap Value Fund) | Institutional Class | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	2.59%
5 Years		rr_AverageAnnualReturnYear05	14.02%
10 Years		rr_AverageAnnualReturnYear10	7.01%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Special Small Cap Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	6.82%
5 Years		rr_AverageAnnualReturnYear05	12.26%
10 Years		rr_AverageAnnualReturnYear10	6.82%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Traditional Small Cap Growth Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[15]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	73.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was $103 million to $4.71 billion as of June 30, 2015, and is expected to change frequently.

The core of our research process is the rigorous analysis of each portfolio candidate to identify superior opportunities in each of three categories: First, we develop a strong multi-year investment thesis for each company. Next, we identify catalysts that will drive long-term sustainable earnings growth in excess of current market expectations. Lastly, we look for attractive valuations that do not fully reflect the company's long term growth potential. Once each of these three categories is satisfied (thesis, catalysts, and valuation), a company is added to the portfolio. We sell stocks if our thesis or valuation is fully reflected in the stock price, if we recognize deterioration in thesis or a change in catalysts, or if an alternate stock with superior attributes has been identified.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009   +22.62%

Lowest Quarter: 4th Quarter 2008   -26.51%

Year-to-date total return as of 6/30/2015 is +4.80%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	5.60%
5 Years		rr_AverageAnnualReturnYear05	16.80%
10 Years		rr_AverageAnnualReturnYear10	8.54%
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.09%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	[21]	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	336
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,319
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Annual Return 2005		rr_AnnualReturn2005	6.57%
Annual Return 2006		rr_AnnualReturn2006	10.75%
Annual Return 2007		rr_AnnualReturn2007	11.01%
Annual Return 2008		rr_AnnualReturn2008	(41.66%)
Annual Return 2009		rr_AnnualReturn2009	41.32%
Annual Return 2010		rr_AnnualReturn2010	27.62%
Annual Return 2011		rr_AnnualReturn2011	(4.76%)
Annual Return 2012		rr_AnnualReturn2012	13.99%
Annual Return 2013		rr_AnnualReturn2013	44.03%
Annual Return 2014		rr_AnnualReturn2014	2.55%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +4.80%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.80%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	22.62%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(26.51%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	2.55%
5 Years		rr_AverageAnnualReturnYear05	15.40%
10 Years		rr_AverageAnnualReturnYear10	8.26%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Nov. 19, 1997
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Institutional Class | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(2.04%)
5 Years		rr_AverageAnnualReturnYear05	13.51%
10 Years		rr_AverageAnnualReturnYear10	6.73%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Nov. 19, 1997
(WFA Small to Mid Cap Stock Funds - Institutional Class) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	3.73%
5 Years		rr_AverageAnnualReturnYear05	12.18%
10 Years		rr_AverageAnnualReturnYear10	6.59%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Nov. 19, 1997
(WFA Small to Mid Cap Stock Funds - Investor Class) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[22]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	60.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes, if any) in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies, which we define as companies within the range of the Russell 2500™ Index at the time of purchase. The market capitalization range of the Russell 2500™ Index was $103 million to $11.52 billion as of June 30, 2015, and is expected to change frequently.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their estimated intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the value is no longer compelling relative to the alternatives. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009   +18.37%

Lowest Quarter: 4th Quarter 2008   -26.85%

Year-to-date total return as of 6/30/2015 is +4.40%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Small to Mid Cap Stock Funds - Investor Class) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.22%
5 Years		rr_AverageAnnualReturnYear05	14.26%
10 Years		rr_AverageAnnualReturnYear10	6.89%
(WFA Small to Mid Cap Stock Funds - Investor Class) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund) | Investor Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.53%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	[23]	rr_NetExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 150
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,818
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Annual Return 2005		rr_AnnualReturn2005	(0.64%)
Annual Return 2006		rr_AnnualReturn2006	18.43%
Annual Return 2007		rr_AnnualReturn2007	(4.79%)
Annual Return 2008		rr_AnnualReturn2008	(34.32%)
Annual Return 2009		rr_AnnualReturn2009	25.39%
Annual Return 2010		rr_AnnualReturn2010	19.62%
Annual Return 2011		rr_AnnualReturn2011	(8.20%)
Annual Return 2012		rr_AnnualReturn2012	22.02%
Annual Return 2013		rr_AnnualReturn2013	34.45%
Annual Return 2014		rr_AnnualReturn2014	6.97%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +4.40%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.40%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.37%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(26.85%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	6.97%
5 Years		rr_AverageAnnualReturnYear05	14.02%
10 Years		rr_AverageAnnualReturnYear10	5.92%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2002
(WFA Small to Mid Cap Stock Funds - Investor Class) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund) | Investor Class | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	6.97%
5 Years		rr_AverageAnnualReturnYear05	14.02%
10 Years		rr_AverageAnnualReturnYear10	5.42%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2002
(WFA Small to Mid Cap Stock Funds - Investor Class) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	3.95%
5 Years		rr_AverageAnnualReturnYear05	11.28%
10 Years		rr_AverageAnnualReturnYear10	4.58%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2002
(WFA Small to Mid Cap Stock Funds - Investor Class) | (Wells Fargo Advantage Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[22]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	9.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500™ Index at the time of purchase. The market capitalization range of the Russell 2500™ Index was $103 million to $11.52 billion as of June 30, 2015, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2009   +21.91%

Lowest Quarter: 4th Quarter 2008   -24.88%

Year-to-date total return as of 6/30/2015 is -2.03%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Small to Mid Cap Stock Funds - Investor Class) | (Wells Fargo Advantage Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.22%
5 Years		rr_AverageAnnualReturnYear05	14.26%
10 Years		rr_AverageAnnualReturnYear10	6.89%
(WFA Small to Mid Cap Stock Funds - Investor Class) | (Wells Fargo Advantage Small Cap Value Fund) | Investor Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.81%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.43%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	[24]	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	441
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	770
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,703
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Annual Return 2005		rr_AnnualReturn2005	15.03%
Annual Return 2006		rr_AnnualReturn2006	12.99%
Annual Return 2007		rr_AnnualReturn2007	10.32%
Annual Return 2008		rr_AnnualReturn2008	(38.31%)
Annual Return 2009		rr_AnnualReturn2009	51.90%
Annual Return 2010		rr_AnnualReturn2010	19.40%
Annual Return 2011		rr_AnnualReturn2011	(7.64%)
Annual Return 2012		rr_AnnualReturn2012	13.12%
Annual Return 2013		rr_AnnualReturn2013	14.92%
Annual Return 2014		rr_AnnualReturn2014	3.51%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is -2.03%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(2.03%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	21.91%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(24.88%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	3.51%
5 Years		rr_AverageAnnualReturnYear05	8.21%
10 Years		rr_AverageAnnualReturnYear10	7.14%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
(WFA Small to Mid Cap Stock Funds - Investor Class) | (Wells Fargo Advantage Small Cap Value Fund) | Investor Class | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(0.83%)
5 Years		rr_AverageAnnualReturnYear05	6.60%
10 Years		rr_AverageAnnualReturnYear10	5.77%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
(WFA Small to Mid Cap Stock Funds - Investor Class) | (Wells Fargo Advantage Small Cap Value Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	5.02%
5 Years		rr_AverageAnnualReturnYear05	6.43%
10 Years		rr_AverageAnnualReturnYear10	5.83%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
(WFA Small to Mid Cap Stock Funds - Investor Class) | (Wells Fargo Advantage Small/Mid Cap Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[22]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	33.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies; and

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500™ Index at the time of purchase. The market capitalization range of the Russell 2500™ Index was $103 million to $11.52 billion as of June 30, 2015, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2009   +25.35%

Lowest Quarter: 4th Quarter 2008   -30.53%

Year-to-date total return as of 6/30/2015 is -0.85%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Small to Mid Cap Stock Funds - Investor Class) | (Wells Fargo Advantage Small/Mid Cap Value Fund) | Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	7.11%
5 Years		rr_AverageAnnualReturnYear05	15.48%
10 Years		rr_AverageAnnualReturnYear10	7.91%
(WFA Small to Mid Cap Stock Funds - Investor Class) | (Wells Fargo Advantage Small/Mid Cap Value Fund) | Investor Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.73%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.54%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	[25]	rr_NetExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 145
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	475
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	828
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,824
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Annual Return 2005		rr_AnnualReturn2005	13.32%
Annual Return 2006		rr_AnnualReturn2006	13.41%
Annual Return 2007		rr_AnnualReturn2007	(1.09%)
Annual Return 2008		rr_AnnualReturn2008	(43.92%)
Annual Return 2009		rr_AnnualReturn2009	60.84%
Annual Return 2010		rr_AnnualReturn2010	18.50%
Annual Return 2011		rr_AnnualReturn2011	(8.70%)
Annual Return 2012		rr_AnnualReturn2012	10.90%
Annual Return 2013		rr_AnnualReturn2013	13.41%
Annual Return 2014		rr_AnnualReturn2014	(5.06%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is -0.85%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.85%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	25.35%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(30.53%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	(5.06%)
5 Years		rr_AverageAnnualReturnYear05	5.26%
10 Years		rr_AverageAnnualReturnYear10	4.01%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2002
(WFA Small to Mid Cap Stock Funds - Investor Class) | (Wells Fargo Advantage Small/Mid Cap Value Fund) | Investor Class | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(11.85%)
5 Years		rr_AverageAnnualReturnYear05	3.36%
10 Years		rr_AverageAnnualReturnYear10	2.76%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2002
(WFA Small to Mid Cap Stock Funds - Investor Class) | (Wells Fargo Advantage Small/Mid Cap Value Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	1.09%
5 Years		rr_AverageAnnualReturnYear05	3.90%
10 Years		rr_AverageAnnualReturnYear10	3.11%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2002
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[26]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	9.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500™ Index at the time of purchase. The market capitalization range of the Russell 2500™ Index was $103 million to $11.52 billion as of June 30, 2015, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2009   +22.04%

Lowest Quarter: 4th Quarter 2008   -24.80%

Year-to-date total return as of 6/30/2015 is -1.82%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.22%
5 Years		rr_AverageAnnualReturnYear05	14.26%
10 Years		rr_AverageAnnualReturnYear10	6.89%
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Small Cap Value Fund) | Class R6
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.81%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.89%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	[27]	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	280
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	489
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,092
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R6
Annual Return 2005		rr_AnnualReturn2005	15.03%
Annual Return 2006		rr_AnnualReturn2006	12.99%
Annual Return 2007		rr_AnnualReturn2007	10.52%
Annual Return 2008		rr_AnnualReturn2008	(38.06%)
Annual Return 2009		rr_AnnualReturn2009	52.61%
Annual Return 2010		rr_AnnualReturn2010	19.84%
Annual Return 2011		rr_AnnualReturn2011	(7.21%)
Annual Return 2012		rr_AnnualReturn2012	13.63%
Annual Return 2013		rr_AnnualReturn2013	15.42%
Annual Return 2014		rr_AnnualReturn2014	3.99%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is -1.82%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(1.82%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	22.04%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(24.80%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	3.99%
5 Years		rr_AverageAnnualReturnYear05	8.68%
10 Years		rr_AverageAnnualReturnYear10	7.49%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Small Cap Value Fund) | Class R6 | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(0.50%)
5 Years		rr_AverageAnnualReturnYear05	6.94%
10 Years		rr_AverageAnnualReturnYear10	6.04%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Small Cap Value Fund) | Class R6 | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	5.29%
5 Years		rr_AverageAnnualReturnYear05	6.78%
10 Years		rr_AverageAnnualReturnYear10	6.09%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Special Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[26]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	79.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was $103 million to $4.71 billion as of June 30, 2015, and is expected to change frequently.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies; which we define as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2009   +23.80%

Lowest Quarter: 4th Quarter 2008   -26.02%

Year-to-date total return as of 6/30/2015 is +3.20%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Special Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.22%
5 Years		rr_AverageAnnualReturnYear05	14.26%
10 Years		rr_AverageAnnualReturnYear10	6.89%
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Special Small Cap Value Fund) | Class R6
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.84%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.92%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	[28]	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	291
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	507
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,129
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R6
Annual Return 2005		rr_AnnualReturn2005	10.78%
Annual Return 2006		rr_AnnualReturn2006	21.70%
Annual Return 2007		rr_AnnualReturn2007	(7.86%)
Annual Return 2008		rr_AnnualReturn2008	(31.59%)
Annual Return 2009		rr_AnnualReturn2009	30.19%
Annual Return 2010		rr_AnnualReturn2010	22.96%
Annual Return 2011		rr_AnnualReturn2011	(1.73%)
Annual Return 2012		rr_AnnualReturn2012	13.92%
Annual Return 2013		rr_AnnualReturn2013	38.59%
Annual Return 2014		rr_AnnualReturn2014	7.83%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +3.20%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	3.20%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	23.80%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(26.02%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	7.83%
5 Years		rr_AverageAnnualReturnYear05	15.52%
10 Years		rr_AverageAnnualReturnYear10	8.57%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Special Small Cap Value Fund) | Class R6 | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	2.58%
5 Years		rr_AverageAnnualReturnYear05	14.02%
10 Years		rr_AverageAnnualReturnYear10	7.01%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Special Small Cap Value Fund) | Class R6 | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	6.83%
5 Years		rr_AverageAnnualReturnYear05	12.26%
10 Years		rr_AverageAnnualReturnYear10	6.82%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[3]	The Manager has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.40% for Class A and 2.15% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Manager has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.28% for Class A, 2.03% for Class B and 2.03% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Manager has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.35% for Class A and 2.10% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The Manager has contractually committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.34% for Class A, 2.09% for Class B and 2.09% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	The Manager has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.33% for Class A and 2.08% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[9]	The Adviser has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[10]	The Adviser has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[11]	The Adviser has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.08% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[12]	The Adviser has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[13]	The Adviser has contractually committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[14]	The Adviser has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[15]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[16]	The Adviser has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[17]	The Adviser has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.95% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[18]	The Adviser has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.88% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[19]	The Adviser has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.95% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[20]	The Adviser has contractually committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.94% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[21]	The Adviser has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.98% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[22]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[23]	The Adviser has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.46% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[24]	The Adviser has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.29% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[25]	The Adviser has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.41% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[26]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[27]	The Adviser has contractually committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.83% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[28]	The Adviser has contractually committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.89% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.